PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 — PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment, net as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
(in thousands)	2026	2025
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(33)	(27)
Property and equipment, net	$84	$90

Depreciation expense totaled $6 thousand for both the three months ended March 31, 2026 and 2025, which is included within general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive loss.

NOTE 7 — PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment, net as of December 31, 2025 and 2024:

	December 31,
(in thousands)	2025	2024
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(27)	(4)
Property and equipment, net	$90	$113

Depreciation expense totaled $23 thousand and $4 thousand for the years ended December 31, 2025 and 2024, respectively, which is included within general and administrative expenses on the consolidated statements of operations and comprehensive loss.